(Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of continuing involvement in derecognised financial assets [line items]
Termination notice of accounts receivable securitization program	12 months
Securitisations
Disclosure of continuing involvement in derecognised financial assets [line items]
Recognised assets representing continuing involvement in derecognised financial assets, program amount	$ 125,000,000
Recognised trade accounts receivable transferred	153,000,000	$ 125,000,000
Recognised other long-term debt relating to financing program	$ 0	$ 0
Minimum
Disclosure of continuing involvement in derecognised financial assets [line items]
Utilisation rate on other long-term debt within securitization program	1.50%
Maximum
Disclosure of continuing involvement in derecognised financial assets [line items]
Utilisation rate on other long-term debt within securitization program	2.60%